Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2011
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.21%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class B Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.21%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.86%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class C Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.21%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.86%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class I Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[2]
Total annual Fund operating expenses	0.90%
Fee waivers and/or reimbursements	(0.15%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.75%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.21%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.19%
Fee waivers and/or reimbursements	(0.08%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class B Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.94%
Fee waivers and/or reimbursements	(0.08%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.86%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.94%
Fee waivers and/or reimbursements	(0.08%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.86%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.73%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.44%
Fee waivers and/or reimbursements	(0.08%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.36%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.19%
Fee waivers and/or reimbursements	(0.08%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.11%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.73%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.69%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements	(0.08%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.15%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class B Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.90%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.90%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.72%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.40%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[2]
Total annual Fund operating expenses	1.02%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.15%
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[2]
Total annual Fund operating expenses	0.81%
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[2]
Total annual Fund operating expenses	0.90%
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.35%
Fee waivers and/or reimbursements	(0.04%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class B Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(0.04%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class C Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(0.04%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class I Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.86%
Fee waivers and/or reimbursements	none	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.86%
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class R Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.60%
Fee waivers and/or reimbursements	(0.04%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.10%
Fee waivers and/or reimbursements	(0.04%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.03%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.03%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	2.07%
Fee waivers and/or reimbursements	(0.03%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.57%
Fee waivers and/or reimbursements	(0.03%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.32%
Fee waivers and/or reimbursements	(0.03%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	(0.03%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.04%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class B Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.95%
Fee waivers and/or reimbursements	(0.04%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.91%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class C Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.95%
Fee waivers and/or reimbursements	(0.04%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.91%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.77%
Fee waivers and/or reimbursements	none	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.77%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class W Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.04%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.74%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.91%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.17%	[2]
Total annual Fund operating expenses	1.29%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class B Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.17%	[2]
Total annual Fund operating expenses	2.04%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.17%	[2]
Total annual Fund operating expenses	2.04%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class I Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.89%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.17%	[2]
Total annual Fund operating expenses	1.04%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.31%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class B Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	2.06%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class C Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	2.06%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class R Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.56%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares
Operating Expenses:
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[2]
Total annual Fund operating expenses	1.06%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.35%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class B Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.10%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class C Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.10%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.10%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%	[12]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.31%)	[12],[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.95%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%	[12]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[2]
Total annual Fund operating expenses	0.82%
Fee waivers and/or reimbursements	(0.20%)	[12],[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.62%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%	[12]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.31%)	[12],[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares
Operating Expenses:
Management fees	0.75%	[12]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[2]
Total annual Fund operating expenses	0.82%
Fee waivers and/or reimbursements	(0.20%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.62%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%	[12]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.31%)	[12],[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.70%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	none
Total annual Fund operating expenses	0.45%
Fee waivers and/or reimbursements	(0.03%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.42%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class B Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	none
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.03%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.17%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%
Fee waivers and/or reimbursements	(0.03%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.17%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.10%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.56%
Fee waivers and/or reimbursements	(0.11%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.24%
Fee waivers and/or reimbursements	(0.05%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.19%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.31%
Fee waivers and/or reimbursements	(0.11%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.20%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	none
Total annual Fund operating expenses	0.45%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class B Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	none
Total annual Fund operating expenses	1.20%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%
Total annual Fund operating expenses	0.45%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86% and 0.75% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.86% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[5]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86%, 0.75%, 1.36% and 1.11% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[6]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.31%, 2.06%, 2.06%, 0.90% and 1.56% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[7]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.06% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[8]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.29%, 2.04%, 2.04%, 0.87%, 1.54% and 1.29% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[9]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.04% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[10]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.16%, 1.91%, 1.91%, 0.81%, and 1.16% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[11]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.91% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[12]	Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015, respectively.
[13]	The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.95%, 0.63%, and 1.20% of the Fund's average daily net assets attributable to Class A, Class I, and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[14]	The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.70% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[15]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.42% and 1.17% of the Fund's average daily net assets attributable to Class A and Class B shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[16]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.17% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[17]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.45% and 0.19% of the Fund's average daily net assets attributable to Class A and Class I shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[18]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.